Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets, Current [Abstract]
Cash and cash equivalents	$ 154,425	$ 227,598
Restricted cash	25,665	16,088
Accounts receivable, net of allowance of $27,334 (December 31, 2024 - $24,921) (note 2)	922,106	947,517
Income tax recoverable	22,112	9,431
Inventories, net (note 6)	274,243	279,626
Prepaid expenses and other current assets	105,229	79,093
Assets, Current	1,503,780	1,559,353
Other receivables	4,720	3,925
Other assets	24,754	24,082
Deferred income tax (note 14)	4,979	2,114
Fixed assets (note 7)	289,718	253,994
Operating lease right-of-use assets (note 5)	269,573	240,518
Intangible assets (note 8)	684,739	715,483
Goodwill (notes 2 and 9)	1,501,450	1,395,383
Assets, Noncurrent	2,779,933	2,635,499
Assets	4,283,713	4,194,852
Liabilities, Current [Abstract]
Accounts payable	158,511	174,066
Accrued liabilities (note 6)	388,554	367,443
Income tax payable	12,720	8,383
Unearned revenues	209,226	190,885
Operating lease liabilities - current (note 5)	59,113	53,115
Long-term debt - current (note 10)	13,649	41,567
Contingent acquisition consideration - current (note 16)	40,377	15,307
Liabilities, Current	882,150	850,766
Long-term debt - non-current (note 10)	1,069,027	1,257,143
Operating lease liabilities - non-current (note 5)	242,593	214,423
Contingent acquisition consideration (note 16)	6,575	51,941
Unearned revenues	25,523	23,275
Other liabilities	92,664	75,326
Deferred income tax (note 14)	102,991	84,895
Liabilities, Noncurrent	1,539,373	1,707,003
Redeemable non-controlling interests (note 11)	486,191	449,337
Shareholders' equity	1,375,999	1,187,746
Liabilities and Equity	$ 4,283,713	$ 4,194,852